Expense Example - FidelityGrowthDiscoveryFund-RetailPRO - FidelityGrowthDiscoveryFund-RetailPRO - Fidelity Growth Discovery Fund - Fidelity Growth Discovery Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822